OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
12 Months Ended
	Dec. 31, 2025 VND (₫) ₫ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 VND (₫) ₫ / shares shares	Dec. 31, 2023 VND (₫) ₫ / shares shares
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Net loss attributable to controlling interests	₫ (99,384,659)	$ (3,956,238,167)	₫ (77,265,364)	₫ (60,168,126)
Net loss attributable to controlling interests adjusted for the effect of dilution	₫ (99,384,659)	$ (3,956,238,167)	₫ (77,265,364)	₫ (60,168,126)
Weighted average number of ordinary shares for basic earnings per share (in shares)	2,339,145,514	2,339,145,514	2,338,415,230	2,310,823,009	[1]
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	2,339,145,514	2,339,145,514	2,338,415,230	2,310,823,009
Basic loss per share (amount per share) | (per share)	₫ (42,488)	$ (1.7)	₫ (33,042)	₫ (26,038)	[1]
Diluted loss per share (amount per share) | (per share)	₫ (42,488)	$ (1.7)	₫ (33,042)	₫ (26,038)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control